MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2023				2022
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$36,891	$(312)	$45	$36,624	$18,642	$(537)	$-	$18,105
Corporate debentures	50,419	(672)	1	49,748	26,639	(595)	31	26,075

Total marketable securities	$87,310	$(984)	$46	$86,372	$45,281	$(1,132)	$31	$44,180

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2023				2022
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$16,883	$(132)	$38	$16,789	$16,451	$(1,018)	$-	$15,433
Corporate debentures	16,308	(264)	12	16,056	77,876	(3,433)	-	74,443

Total marketable securities	$33,191	$(396)	$50	$32,845	$94,327	$(4,451)	$-	$89,876

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2023				2022
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$288	$(2)	$-	$286	$-	$-	$-	$-
Corporate debentures	-	-	-	-	289	(17)	-	272

Total marketable securities	$288	$(2)	$-	$286	$289	$(17)	$-	$272

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2023 are as follows:

	December 31, 2023
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$3,618	$(12)	$33,095	$(434)	$36,713	$(446)
Corporate debentures	9,985	(34)	50,655	(902)	60,640	(936)

Total available-for-sale marketable securities	$13,603	$(46)	$83,750	$(1,336)	$97,353	$(1,382)

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2022 are as follows:

	December 31, 2022
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$1,574	$(2)	$31,964	$(1,552)	$33,538	$(1,554)
Corporate debentures	27,677	(739)	69,838	(3,307)	97,515	(4,046)

Total available-for-sale marketable securities	$29,251	$(741)	$101,802	$(4,859)	$131,053	$(5,600)

As of December 31, 2023 and 2022, interest receivable amounted to $837 and $952, respectively, and is included within marketable securities in the consolidated balance sheets.